Other Operating (Losses) Gains, Net	9 Months Ended
Sep. 30, 2026
Other Operating (Losses) Gains, Net [Abstract]
OTHER OPERATING (LOSSES) GAINS, NET

6. OTHER OPERATING (LOSSES) GAINS, NET

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Insurance proceeds and other	$—	$—	$2,409	$—
Gain on disposal of subsidiaries	—	230	—	230
Impairment	—	—	(84,469)	—
(Loss) gain on disposal of assets	(27)	21	(21)	3,840
Other operating (losses) gains, net	$(27)	$251	$(82,081)	$4,070

Impairment

During the three and nine months ended September 30, 2026, an impairment loss of $nil and $84.5 million, respectively, was recognized against goodwill related to the aggregated GEO segment (Note 10).